Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Going Concern [Line Items]
GOING CONCERN

2. GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of March 31, 2025, the Company had cash and cash equivalents of $2,374,229 and an accumulated deficit of $4,727,316. The Company intends to continue the conduct of significant development activities that began in 2023 which, together with expenses incurred for general and administrative expenses, are expected to result in continuing operating losses for the foreseeable future. The amount of future losses and when, if ever, the Company will achieve profitability are uncertain. The Company’s ability to achieve profitability will depend, among other things, on successfully completing clinical studies, obtaining requisite regulatory approvals, establishing appropriate pricing for its product with payers, and raising sufficient funds to finance the Company’s activities. No assurance can be given that the Company’s clinical development efforts will be successful, that regulatory approvals will be obtained, or that the Company will be able to achieve appropriate pricing and market access or that profitability, if achieved, can be sustained. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

Management has evaluated the Company’s operating plan against its existing cash and determined that substantial doubt exists about the Company’s ability to support its operations and fund its obligations for the next twelve months from the date of issuance of these condensed consolidated financial statements. The Company’s ability to execute its operating plan depends on the Company’s ability to obtain additional funding through equity offerings and debt financings. The Company plans to continue to fund its losses from operations through cash and cash equivalents on hand, as well as through future equity offerings, debt financings, or other third-party funding. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, it may also be required to modify, delay or abandon some of its plans which could have a material adverse effect on the business, operating results and financial condition and its ability to achieve its intended business objectives. Any of these actions could materially harm the business, results of operations and future prospects.

Unite Acquisition 1 Corp. [Member]
Going Concern [Line Items]
GOING CONCERN

Note 6. Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred losses of $161,160 for the year ended December 31, 2024, has working capital deficit and has an accumulated deficit of $274,557 as of December 31, 2024. Management believes these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date these financial statements are issued. The accompanying financial statements do not include any adjustments that might be required should the Company be unable to continue as a going concern.

On February 11, 2025, the Company’s wholly owned subsidiary, Adaptin Acquisition Co., merged with and into Adaptin Bio, Inc. (“Private Adaptin”). Pursuant to this transaction (the “Merger”), Private Adaptin became a wholly owned subsidiary of the Company. As of the date of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, the Merger has been approved and consummated.

As of the date on which these financial statements were available to be issued, we believe that the cash on hand and additional investments obtained from the private placement offering completed in conjunction with the Merger (see Note 8) will be inadequate to satisfy Company’s working capital and capital expenditure requirements for at least the next twelve months. The Company intends to continue the conduct of significant development activities in relation to Private Adaptin’s product candidates. Expenses related to these development activities, together with expenses incurred for general and administrative expenses, are expected to result in continuing operating losses for the foreseeable future. The amount of future losses and when, if ever, the Company will achieve profitability are uncertain. The Company’s ability to achieve profitability will depend, among other things, on successfully completing clinical studies, obtaining requisite regulatory approvals, establishing appropriate pricing for its product with payers, and raising sufficient funds to finance the Company’s activities. No assurance can be given that the Company’s clinical development efforts will be successful, that regulatory approvals will be obtained, or that the Company will be able to achieve appropriate pricing and market access or that profitability, if achieved, can be sustained. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company’s ability to execute its operating plan depends on the Company’s ability to obtain additional funding through equity offerings, debt financings, or other third-party funding. The Company plans to continue to fund its losses from operations through cash on hand, as well as through future equity offerings, debt financings, or other third-party funding. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, it may also be required to modify, delay or abandon some of its plans, which could have a material adverse effect on its business, operating results and financial condition.